Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	¥ 847,047,295	¥ 418,136,773
Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	847,047,295	398,108,568
Asset management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Asset management products		20,028,205
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	729,255,924	397,107,417
Level 1 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	729,255,924	397,107,417
Level 1 [Member] | Asset management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Asset management products
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	117,791,371	21,029,356
Level 2 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	117,791,371	1,001,151
Level 2 [Member] | Asset management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Asset management products		20,028,205
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total
Level 3 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products
Level 3 [Member] | Asset management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Asset management products